Current Liabilities (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Liabilities, Current [Abstract]
Wholesale loan facility	$ 27,019,113	$ 25,669,388	$ 24,688,865
Cash reserve	2,767,943	2,731,094	703,003
Total	$ 29,787,056	$ 28,400,482	$ 25,391,868